Income Tax - Schedule of Deferred Taxes Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Operating loss carryforwards	$ 40,392	$ 32,044
Research and development	4,011	3,591
Accrued vacation and convalescence	152	220
Lease liability	433	507
Accrued expenses		224
Phantom warrants	43	643
Bonus		43
Issuance expenses	1,329
Interest expense	3,528
Credit loss allowance	87	76
Other	338	304
Total deferred tax assets	50,313	37,652
Deferred tax liabilities
RFI Assets	(417)	(130)
Intangible assets	(3,918)	(4,904)
Facility agreement		(385)
Intercompany balance write-off	(1,038)	(1,103)
Right of use asset	(471)	(837)
Other		(229)
Total deferred tax liabilities	(5,844)	(7,588)
Valuation allowance	(44,469)	(30,064)	$ (20,487)
Deferred tax assets, net of valuation allowance